Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 4, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000892538
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 4, 2011

American Funds Global Growth SAST Portfolio (Prospectus Summary) | American Funds Global Growth SAST Portfolio
SUNAMERICA SERIES TRUST
Supplement to the Prospectus Dated May 2, 2011
Supplement to the Summary Prospectus Dated May 2, 2011

All changes reflected herein are effective May 2, 2011

American Funds® Global Growth SAST Portfolio. In the Portfolio Summary, the
Portfolio's Principal Investment Strategies are deleted in its entirety and replaced with the following:

The Portfolio described in this Prospectus operates as a "feeder fund" and attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the American Funds Insurance Series® Global
Growth Fund (the "Master Global Growth Fund"), a portfolio offered by American
Funds Insurance Series®, a registered open-end investment company. In turn, the
Master Global Growth Fund seeks to make shareholders' investments grow over time by investing primarily in common stocks of companies located around the world that the investment adviser to the Master Global Growth Fund believes have the potential for growth. The Master Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Global Growth Fund expects to be invested in numerous countries around the world. The Master Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the
Portfolio should have a long-term perspective and be able to tolerate potentially sharp, declines in value as the growth-oriented, equity-type securities generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss.

Investment of the Portfolio's assets in the Master Global Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Global Growth
Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 2, 2011
American Funds Global Growth SAST Portfolio (Prospectus Summary) | American Funds Global Growth SAST Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUNAMERICA SERIES TRUST
Risk/Return, Supplement Text Block	ck0000892538_SupplementTextBlock
Supplement to the Prospectus Dated May 2, 2011
Supplement to the Summary Prospectus Dated May 2, 2011

All changes reflected herein are effective May 2, 2011

American Funds® Global Growth SAST Portfolio. In the Portfolio Summary, the
Portfolio's Principal Investment Strategies are deleted in its entirety and replaced with the following:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio described in this Prospectus operates as a "feeder fund" and attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the American Funds Insurance Series® Global
Growth Fund (the "Master Global Growth Fund"), a portfolio offered by American
Funds Insurance Series®, a registered open-end investment company. In turn, the
Master Global Growth Fund seeks to make shareholders' investments grow over time by investing primarily in common stocks of companies located around the world that the investment adviser to the Master Global Growth Fund believes have the potential for growth. The Master Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Global Growth Fund expects to be invested in numerous countries around the world. The Master Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the
Portfolio should have a long-term perspective and be able to tolerate potentially sharp, declines in value as the growth-oriented, equity-type securities generally purchased by the Master Global Growth Fund may involve large price swings and potential for loss.

Investment of the Portfolio's assets in the Master Global Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Global Growth
Fund.